Derivative Instruments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Values of Derivative Instruments
Asset Derivatives	$ 35,847,490	$ 24,588,435
Liability Derivatives	(10,337,372)	(20,907,216)
Fair Value	25,510,118	3,681,219
Agricultural contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,922,883	1,010,073
Liability Derivatives	(758,087)	(846,892)
Fair Value	2,164,796	163,181
Currencies contracts
Fair Values of Derivative Instruments
Asset Derivatives	10,225,555	12,045,469
Liability Derivatives	(2,331,573)	(7,703,776)
Fair Value	7,893,982	4,341,693
Energy contracts
Fair Values of Derivative Instruments
Asset Derivatives	558,750	1,028,505
Liability Derivatives	(551,260)	(400,364)
Fair Value	7,490	628,141
Interest rates contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,494,780	2,816,093
Liability Derivatives	(2,318,979)	(2,237,432)
Fair Value	175,801	578,661
Meats contracts
Fair Values of Derivative Instruments
Asset Derivatives	72,048	11,264
Liability Derivatives	(60,655)	(73,450)
Fair Value	11,393	(62,186)
Metals contracts
Fair Values of Derivative Instruments
Asset Derivatives	4,130,304	4,252,379
Liability Derivatives	(3,904,727)	(6,777,973)
Fair Value	225,577	(2,525,594)
Soft commodities contracts
Fair Values of Derivative Instruments
Asset Derivatives	341,494	745,230
Liability Derivatives	(304,418)	(333,162)
Fair Value	37,076	412,068
Stock indices contracts
Fair Values of Derivative Instruments
Asset Derivatives	15,101,676	2,679,422
Liability Derivatives	(107,673)	(2,534,167)
Fair Value	$ 14,994,003	$ 145,255